INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term bonds
Outstanding short-term borrowings	¥ 3,601,573	¥ 8,020,015
Short-term bank and other loans
Short-term bonds
Effective interest rate on short-term borrowings	4.43%	4.44%
Short-term bonds
Short-term bonds
Outstanding short-term borrowings	¥ 3,601,573	¥ 8,020,015
2016 short-term 4.30% bonds
Short-term bonds
Face value	1,500,000
Effective interest rate on short-term borrowings		4.30%
Outstanding short-term borrowings		¥ 1,535,140
2016 short-term 4.13% bonds
Short-term bonds
Face value	3,000,000	¥ 3,000,000
Effective interest rate on short-term borrowings		4.13%
Outstanding short-term borrowings		¥ 3,047,026
2016 short-term 3.95% bonds
Short-term bonds
Face value	3,000,000	¥ 3,000,000
Effective interest rate on short-term borrowings		3.95%
Outstanding short-term borrowings		¥ 3,037,849
2016 short-term 4.13% bonds
Short-term bonds
Face value	400,000	¥ 400,000
Effective interest rate on short-term borrowings		4.13%
Outstanding short-term borrowings		¥ 400,000
2017 short-term 4.30% bonds
Short-term bonds
Face value	3,000,000
Effective interest rate on short-term borrowings		4.30%
Outstanding short-term borrowings	3,101,573
2017 short-term 4.90% bonds
Short-term bonds
Face value	500,000
Effective interest rate on short-term borrowings		4.90%
Outstanding short-term borrowings	¥ 500,000